Finance Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Finance Income Text Block Abstract
Schedule of finance expenses, net
Thousands of $ For the years ended December 31	2022	2021	2020
Interest income	125	11	4
Interest on Kreos loan	(660)	(1,566)	(1,205)
Interest on Innovatus loan	(1,615)	0	0
Interest on other loans and leases	(361)	(309)	(145)
Fair value adjustments	(2,479)	(290)	(118)
Kreos loan extinguishment	(1,047)	0	0
Other financial expenses	(107)	(7)	(75)
Financial expenses, net	(6,144)	(2,161)	(1,539)